Basis of Presentation and Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and Material Accounting Policy Information [Abstract]
Schedule of Right-of-Use Assets	ROU assets are depreciated over the shorter of the lease term and the estimated useful lives of the assets, as follows:
Asset Class	Depreciation Method	Depreciation period
Leased premises	Straight-line	4-10 years
Vehicles and other	Straight-line	3-5 years
BVVE	Straight-line	3 years

Schedule of Property, Plant and Equipment

Property, plant and equipment are depreciated as follows:

Asset Class	Depreciation Method	Depreciation period
BVVE
Miners	Straight-line	3 years
Mining-related equipment	Straight-line	5 years
Mineral assets *	N/A	N/A
Leasehold improvements	Straight-line	Shorter of the lease term and the expected life of the improvement
Buildings	Declining balance	4%
Vehicles	Declining balance	30%

* From the acquisition of mineral assets in 2018 until their disposal during the year ended December 31, 2023, there has been no production.

Schedule of Intangible Assets are Amortized

Intangible assets are amortized as follows:

Asset Class	Amortization Method	Amortization period
Systems software	Sum of years	5 years
Access rights to electricity	Straight-line	Lease term of the data center or the access rights period

Schedule of Assets and liabilities Measured at Fair Value

Assets and liabilities measured at fair value, or whose fair value is disclosed, are classified into categories within the fair value hierarchy based on the lowest level input that is significant to the overall fair value measurement:

Level	Definition
Level 1	Unadjusted quoted prices in an active market of identical assets and liabilities
Level 2	Non-quoted prices included in Level 1 that are either directly or indirectly observable
Level 3	Data that is not based on observable market information, such as valuation techniques without the use of observable market data